Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

22. Business Segment Information

As announced in November 2011, the Company reorganized its business from its former U.S. Business and International structure into three broad geographic regions to better reflect its global reach. As a result, in the first quarter of 2012, the Company reorganized into six segments, reflecting these broad geographic regions: Retail; Group, Voluntary & Worksite Benefits; Corporate Benefit Funding; and Latin America (collectively, “The Americas”); Asia; and EMEA. As anticipated, in the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments as noted below. Prior period results have been revised in connection with these changes.

The Americas. The Americas consists of the following segments:

•

Retail.  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products and personal lines property & casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance. Annuities include a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

•

Group, Voluntary & Worksite Benefits.  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes personal lines property & casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance offered to employees at their employer’s worksite. The Voluntary & Worksite business also includes long-term care, prepaid legal plans and critical illness products.

•

Corporate Benefit Funding.  The Corporate Benefit Funding segment includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets.

•

Latin America.  The Latin America segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, group medical, dental, credit life insurance, annuities, endowment and retirement & savings products.

Asia. The Asia segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include whole life, term life, variable life, universal life, accident & health insurance, fixed and variable annuities and endowment products.

EMEA. The EMEA segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, credit life insurance, annuities, endowment and retirement & savings products.

In addition, the Company reports certain of its results of operations in Corporate & Other, which includes MetLife Bank (see Notes 2 and 24) and other business activities. Corporate & Other contains the excess capital not allocated to the segments, external integration costs, internal resource costs for associates committed to acquisitions and various start-up and certain run-off entities. Corporate & Other also includes assumed reinsurance for a Japan domiciled life insurance company, a former joint venture of the Company. These in-force reinsurance agreements reinsure a portion of the living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes interest expense related to the majority of the Company’s outstanding debt, expenses associated with certain legal proceedings, and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

As discussed above, in the third quarter of 2012, as anticipated as a part of the November 2011 reorganization, management realigned certain individual disability income and property & casualty products and began reporting such product results in the Retail segment. As a result of the first quarter segment reorganization, these results had been reported in the Group, Voluntary & Worksite Benefits segment. In accordance with the third quarter 2012 realignment, operating earnings for the Retail segment increased by $75 million, net of $8 million of income tax benefit, $205 million, net of $63 million of income tax, and $221 million, net of $71 million of income tax, with a corresponding decrease in the Group, Voluntary & Worksite Benefits segment, for the years ended December 31, 2011, 2010 and 2009, respectively.

Also, as anticipated as part of the November 2011 reorganization, in the third quarter of 2012, management realigned the businesses in South Asia and India and began reporting such results in the Asia segment. As a result of the first quarter segment reorganization, these results had been reported in the EMEA segment. In accordance with the third quarter 2012 realignment, operating earnings for the Asia segment increased (decreased) by $13 million, net of $10 million of income tax, ($2) million, net of $2 million of income tax, and ($12) million, net of $1 million of income tax benefit, with a corresponding change in the EMEA segment, for the years ended December 31, 2011, 2010 and 2009, respectively.

Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company’s measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife, Inc. (“Divested Businesses”). Operating revenues also excludes net investment gains (losses) and net derivative gains (losses).

The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

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Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

•

Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other revenues are adjusted for settlements of foreign currency earnings hedges.

The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

•

Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) inflation-indexed benefit adjustments associated with contracts backed by inflation-indexed investments and amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”), and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•

Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

•	Amortization of negative VOBA excludes amounts related to Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) noncontrolling interests, (ii) implementation of new insurance regulatory requirements, and (iii) business combinations.

In 2011, management modified its definition of operating earnings to exclude the impacts of the Divested Businesses, which includes certain operations of MetLife Bank and the Caribbean Business, as these results are not relevant to understanding the Company’s ongoing operating results. Consequently, prior years’ results for Corporate & Other and total consolidated operating earnings have been decreased by $111 million, net of $66 million of income tax, and $211 million, net of $139 million of income tax, for the years ended December 31, 2010 and 2009, respectively. In the third quarter of 2012, MetLife, Inc. began reporting additional MetLife Bank operations as Divested Businesses. See Note 24. Consequently, results for Corporate & Other and total consolidated operating earnings have been further decreased by $91 million, net of $55 million of income tax, $131 million, net of $75 million of income tax and $76 million, net of $46 million of income tax, for the years ended December 31, 2011, 2010 and 2009, respectively.

In addition, in 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years’ results for Retail and total consolidated operating earnings have been increased by $64 million, net of $34 million of income tax, and $90 million, net of $49 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011 and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company’s business.

Effective January 1, 2011, the Company updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to the Company’s economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

	Operating Earnings
	The Americas
Year Ended December 31, 2011	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,711	$13,949	$2,848	$2,514	$26,022	$7,716	$2,477	$54	$36,269	$92	$36,361
Universal life and investment-type product policy fees	4,096	630	232	757	5,715	1,343	315	155	7,528	278	7,806
Net investment income	7,414	1,768	5,506	1,025	15,713	2,475	562	888	19,638	(52)	19,586
Other revenues	779	390	249	15	1,433	36	123	60	1,652	880	2,532
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(867)	(867)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	4,824	4,824

Total revenues	19,000	16,737	8,835	4,311	48,883	11,570	3,477	1,157	65,087	5,155	70,242

Expenses
Policyholder benefits and claims and policyholder dividends	9,220	13,015	5,287	2,064	29,586	5,239	1,290	126	36,241	676	36,917
Interest credited to policyholder account balances	2,412	178	1,323	371	4,284	1,607	166	—	6,057	(454)	5,603
Capitalization of DAC	(2,339)	(176)	(25)	(295)	(2,835)	(2,045)	(669)	—	(5,549)	(9)	(5,558)
Amortization of DAC and VOBA	1,845	186	17	207	2,255	1,486	613	1	4,355	543	4,898
Amortization of negative VOBA	—	—	—	(6)	(6)	(560)	(53)	—	(619)	(78)	(697)
Interest expense on debt	1	—	9	1	11	—	—	1,293	1,304	325	1,629
Other expenses	5,854	2,198	513	1,305	9,870	4,522	1,723	505	16,620	1,645	18,265

Total expenses	16,993	15,401	7,124	3,647	43,165	10,249	3,070	1,925	58,409	2,648	61,057

Provision for income tax expense (benefit)	672	445	599	150	1,866	441	156	(584)	1,879	914	2,793

Operating earnings	$1,335	$891	$1,112	$514	$3,852	$880	$251	$(184)	$4,799

Adjustments to:
Total revenues									5,155
Total expenses									(2,648)
Provision for income tax (expense) benefit									(914)

Income (loss) from continuing operations, net of income tax									$6,392		$6,392

At December 31, 2011	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$301,591	$45,197	$195,217	$20,315	$115,806	$30,040	$88,060	$796,226
Separate account assets	$128,208	$479	$64,851	$2,880	$6,599	$6	$—	$203,023
Separate account liabilities	$128,208	$479	$64,851	$2,880	$6,599	$6	$—	$203,023

(1)	Total assets includes $103.9 billion of assets from the Japan operations which represents 13% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2010	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,491	$14,100	$2,345	$1,969	$24,905	$1,716	$439	$11	$27,071	$—	$27,071
Universal life and investment-type product policy fees	3,655	616	226	630	5,127	502	50	138	5,817	211	6,028
Net investment income	7,644	1,702	5,280	927	15,553	497	155	650	16,855	639	17,494
Other revenues	633	369	247	12	1,261	14	9	109	1,393	935	2,328
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(408)	(408)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(265)	(265)

Total revenues	18,423	16,787	8,098	3,538	46,846	2,729	653	908	51,136	1,112	52,248

Expenses
Policyholder benefits and claims and policyholder dividends	8,835	13,112	4,677	1,829	28,453	1,351	137	33	29,974	698	30,672
Interest credited to policyholder account balances	2,381	192	1,447	370	4,390	183	124	—	4,697	222	4,919
Capitalization of DAC	(1,769)	(187)	(18)	(221)	(2,195)	(459)	(116)	—	(2,770)	—	(2,770)
Amortization of DAC and VOBA	1,724	181	16	144	2,065	290	87	1	2,443	34	2,477
Amortization of negative VOBA	—	—	—	(1)	(1)	(49)	(7)	—	(57)	(7)	(64)
Interest expense on debt	2	—	8	1	11	1	1	1,124	1,137	413	1,550
Other expenses	5,059	2,193	494	901	8,647	1,142	434	379	10,602	1,132	11,734

Total expenses	16,232	15,491	6,624	3,023	41,370	2,459	660	1,537	46,026	2,492	48,518

Provision for income tax expense (benefit)	735	427	516	92	1,770	46	—	(402)	1,414	(304)	1,110

Operating earnings	$1,456	$869	$958	$423	$3,706	$224	$(7)	$(227)	$3,696

Adjustments to:
Total revenues									1,112
Total expenses									(2,492)
Provision for income tax (expense) benefit									304

Income (loss) from continuing operations, net of income tax									$2,620		$2,620

At December 31, 2010	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$277,948	$40,036	$179,672	$22,079	$111,832	$29,090	$67,592	$728,249
Separate account assets	$116,357	$492	$56,624	$2,691	$6,737	$237	$—	$183,138
Separate account liabilities	$116,357	$492	$56,624	$2,691	$6,737	$237	$—	$183,138

(1)	Total assets includes $87.5 billion of assets from the Japan operations which represents 12% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2009	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,748	$13,945	$2,561	$1,562	$24,816	$1,023	$299	$19	$26,157	$—	$26,157
Universal life and investment-type product policy fees	3,191	633	176	546	4,546	390	13	106	5,055	142	5,197
Net investment income	7,137	1,516	4,766	624	14,043	356	104	77	14,580	149	14,729
Other revenues	564	420	239	7	1,230	2	5	44	1,281	1,048	2,329
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(2,901)	(2,901)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(4,866)	(4,866)

Total revenues	17,640	16,514	7,742	2,739	44,635	1,771	421	246	47,073	(6,428)	40,645

Expenses
Policyholder benefits and claims and policyholder dividends	8,946	13,031	4,797	1,412	28,186	844	60	16	29,106	548	29,654
Interest credited to policyholder account balances	2,429	210	1,633	331	4,603	148	98	—	4,849	(4)	4,845
Capitalization of DAC	(1,782)	(197)	(13)	(155)	(2,147)	(311)	(44)	—	(2,502)	—	(2,502)
Amortization of DAC and VOBA	1,328	194	14	111	1,647	194	41	3	1,885	(830)	1,055
Amortization of negative VOBA	—	—	—	—	—	—	—	—	—	—	—
Interest expense on debt	6	—	3	1	10	2	5	1,014	1,031	13	1,044
Other expenses	5,139	2,206	484	654	8,483	756	324	515	10,078	1,086	11,164

Total expenses	16,066	15,444	6,918	2,354	40,782	1,633	484	1,548	44,447	813	45,260

Provision for income tax expense (benefit)	504	344	273	120	1,241	1	(13)	(762)	467	(2,573)	(2,106)

Operating earnings	$1,070	$726	$551	$265	$2,612	$137	$(50)	$(540)	$2,159

Adjustments to:
Total revenues									(6,428)
Total expenses									(813)
Provision for income tax (expense) benefit									2,573

Income (loss) from continuing operations, net of income tax									$(2,509)		$(2,509)

The following table presents total premiums, universal life & investment-type product policy fees and other revenue by major product groups of the Company’s segments as well as Corporate & Other:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Life insurance (1)	$30,486	$23,978	$22,774
Accident and health	12,269	7,480	6,897
Property and casualty insurance	3,043	2,956	2,946
Non-insurance	901	1,013	1,066

Total	$46,699	$35,427	$33,683

(1)	Includes Annuities and Corporate Benefit Funding products.

Net investment income is based upon the actual results of each segment’s specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $44.4 billion, $43.4 billion and $41.2 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 68%, 85% and 88%, respectively, of consolidated operating revenues.

The only significant concentration of operating revenues from any individual foreign country for the year ended December 31, 2011 was from the Japan operations, which were $9.3 billion or 14% of consolidated operating revenues. There was no significant concentration of operating revenues from any individual foreign country for the years ended December 31, 2010 and 2009.